07078944

NYSE Regulation

RECD S.E.C.
OCT 2 4 2007
1086

CENTPAC

1-33756

VIA FACSIMILE AND U.S. MAIL
October 24, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Vanguard Natural Resources, LLC, Common Units representing Limited Liability Company Interests

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on September 12, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

Enclosure

cc: Mr. Eric J. Christ, Associate, Vinson & Elkins LLP, First City Tower, 1001 Fannin Street, Suite 2500, Houston, Texas 77002-6760

END